Advances to suppliers	12 Months Ended
Dec. 31, 2011
Advances to suppliers

Note 7 - Advances to suppliers

The Company makes advances to certain vendors for inventory purchases and construction projects. The advances on inventory purchases were $4,609,506 and $23,312,312 as of December 31, 2011 and 2010, respectively.

As of December 31, 2010, advances to suppliers included assets held by Honesty Group. After the Sale of Honesty Group, advances to suppliers reduced dramatically as they were sold with the Honesty Group (see Note 21).